Business Combinations - Additional Information (Details)					12 Months Ended
	Apr. 05, 2022 USD ($)	Feb. 01, 2022 USD ($)	Dec. 06, 2021 USD ($) Subsidiary	Feb. 05, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 27, 2022 shares	Dec. 20, 2021 USD ($)	Sep. 14, 2021 USD ($)	Mar. 16, 2021
Disclosure Of Business Combinations [Line Items]
Share-based payment- reverse vesting shares					$ 40,506,000	$ 30,191,000	$ 26,092,000
Number of ordinary shares issued or issuable | shares								4,611,848
Deferred tax					19,566,000	13,334,000	13,556,000
Goodwill					402,304,000	382,285,000
Merger Reserve
Disclosure Of Business Combinations [Line Items]
Share-based payment- reverse vesting shares					$ 0	$ 0	$ 0
Bottom of Range | Customer Relationships
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets					3 years
Top of Range | Customer Relationships
Disclosure Of Business Combinations [Line Items]
Amortization period of intangible assets					5 years
Selling, General and Administrative Expenses
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs					$ 800,000
Wannaby Inc.
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired	100.00%
Upfront payments received	$ 25,500,000
Share-based payment- reverse vesting shares	$ (5,000,000.0)
Cash					25,523,000
Acquisition-related costs					1,100,000
Goodwill					$ 22,159,000
Violet Grey, Inc
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired		100.00%
Share-based payment- reverse vesting shares		$ (1,300,000)
Cash		49,418,000
Value of ordinary shares issued or issuable		5,000,000.0
Goodwill		$ 30,174,000
Violet Grey, Inc | Bottom of Range
Disclosure Of Business Combinations [Line Items]
Amortization period of developed costs acquired software		3 years
Amortization period of developed costs brand		5 years
Violet Grey, Inc | Top of Range
Disclosure Of Business Combinations [Line Items]
Amortization period of developed costs acquired software		10 years
Amortization period of developed costs brand		16 years
Luxclusif
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired			100.00%
Number of fully owned subsidiaries | Subsidiary			4
Total consideration transferred			$ 26,800,000
Cash			7,800,000
Deferred cash			5,900,000
Value of ordinary shares issued or issuable			13,100,000
Amortization period of developed costs						3 years
Amortization period of customer relationships						5 years
Deferred payments			135,000
Goodwill			$ 3,863,000
Luxclusif | Selling, General and Administrative Expenses
Disclosure Of Business Combinations [Line Items]
Acquisition-related costs						$ 1,500,000
Allure US
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired									100.00%
Allure
Disclosure Of Business Combinations [Line Items]
Total consideration transferred									$ 21,703,000
Cash									15,858,000
Value of ordinary shares issued or issuable									4,380,000
Amortization period of developed costs						3 years
Acquisition-related costs						$ 600,000
Deferred payments									1,465,000
Contingent consideration									0
Goodwill									$ 18,734,000
JBUX
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired										100.00%
Total consideration transferred										$ 4,000,000
Cash										$ 4,000,000
Acquisition-related costs						700,000
Goodwill						$ 2,074,000
JBUX Previous Owners
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired										100.00%
Alanui
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired											53.00%
Ambush Inc.
Disclosure Of Business Combinations [Line Items]
Percent of ordinary share acquired				70.00%
Total consideration transferred				$ 12,142,000
Cash				12,142,000
Acquisition-related costs				700,000
Goodwill				$ 10,674,000